N-2 - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	[1]
Cover [Abstract]
Entity Central Index Key	0002006100
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Credit Income Fund
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

Class I

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.43	0.90	0.48
Net realized and unrealized gain (loss)[2]	(0.04)	0.02	—
Total from investment operations	0.39	0.92	0.48
Less distributions:
From net investment income	(0.24)	(0.91)	(0.41)
Total distributions	(0.24)	(0.91)	(0.41)
Net Asset Value per share, end of period[3]	$10.23	$10.08	$10.07

Net Assets, end of period (in thousands)	$1,249,306	$1,021,143	$168,678

Ratios to average net assets[4]
Net investment income (loss)[5]	9.10%	8.87%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.11%	4.54%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.11%	4.65%	5.70%
Total return3 6 7	3.98%	9.50%	4.83%
Portfolio turnover rate[8]	20.29%	76.00%	15.63%
Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	4,716	4,028	4,444
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.47% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 0.97%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Dividend Reinvestment Plan (“DRIP”) (See Note 12). Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement..
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Class D

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.43	0.88	0.48
Net realized and unrealized gain (loss)²	(0.04)	0.05	—
Total from investment operations	0.39	0.93	0.48
Less distributions:
From net investment income	(0.25)	(0.92)	(0.41)
Total distributions	(0.25)	(0.92)	(0.41)
Net Asset Value per share, end of period³	$10.22	$10.08	$10.07

Net Assets, end of period (in thousands)	$22	$11	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	9.07%	8.60%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.38%	4.65%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.38%	4.76%	5.70%
Total return³ ⁶ ⁷	3.88%	9.36%	4.83%
Portfolio turnover rate⁸	20.29%	76.00%	15.63%
Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness[9]	4,716	4,028	4,444
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.48% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 0.97%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. DRIP (See Note 12).
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Class S

Per share operating performance for a capital share outstanding throughout each period

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.08	$10.07	$10.00
Activity from investment operations:
Net investment income (loss)¹	0.39	0.83	0.48
Net realized and unrealized gain (loss)²	(0.04)	0.04	—
Total from investment operations	0.35	0.87	0.48
Less distributions:
From net investment income	(0.23)	(0.86)	(0.41)
Total distributions	(0.23)	(0.86)	(0.41)
Net Asset Value per share, end of period³	$10.20	$10.08	$10.07

Net Assets, end of period (in thousands)	$211	$47	$10

Ratios to average net assets⁴
Net investment income (loss)⁵	8.19%	8.14%	8.79%
Expenses before adviser expense recoupment (reimbursement)[5]	4.89%	5.23%	7.16%
Expenses after adviser expense recoupment (reimbursement)[5]	4.89%	5.34%	5.70%
Total return³ ⁶ ⁷	3.54%	8.88%	4.83%
Portfolio turnover rate⁸	20.29%	76.00%	15.63%
Senior Securities:	As of June 30, 2026 (unaudited)	As of December 31, 2025	As of December 31, 2024
Total borrowings (in thousands)	$336,288	$337,288	$49,000
Asset coverage per $1,000 unit of senior indebtedness⁹	4,716	4,028	4,444
*	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
1	Per share data calculated using average shares method.
2	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
3	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
4	Ratios do not reflect the Fund’s share of income and expenses originating from investments in underlying Investment Funds.
5	Net investment income (loss) and expense ratios have been annualized for periods of less than twelve months, except for organizational costs, which are one-time expenses, and incentive fees. As of December 31, 2025, the Fund is fully recouped and as such, adviser expense recoupment (reimbursement) is not annualized for the year ended December 31, 2025. If incentive fees were excluded, the net investment income (loss) ratio would have increased by 0.47% , 0.97% and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively. If incentive fees were excluded, the expense ratio would have decreased by 0.47%, 1.00%, and 0.54% for the six months ended June 30, 2026, the year ended December 31, 2025, and the period from the commencement of operations through December 31, 2024, respectively.
6	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and repurchase on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized. DRIP (See Note 12). Total return shown excludes the effect of applicable sales charges.
7	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during periods of reimbursement.
8	Excluding cash equivalents, the portfolio turnover rate represents lesser of the Fund’s purchases, or sales and proceeds from repayments of investments for the period divided by the average monthly fair value of the Fund’s investments during the period and as required excludes investments acquired as part of the acquisition as described in Note 16. Result is not annualized.
9	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”) and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of StepStone Group LP. The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group Private Debt LLC, an affiliate of StepStone Group LP, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone Group LP, serves as the Fund’s investment sub-subadviser (“Sub-Subadviser”) and will provide ongoing research regarding the Fund’s investment portfolio. The Sub-Adviser and Sub-Subadviser are wholly owned subsidiaries of StepStone Group Private Debt AG (formerly, Swiss Capital Alternative Investments AG), which is a subsidiary of StepStone.

The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its total assets (net assets plus borrowings for investment purposes) in private credit and income-related investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist primarily of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives while utilizing a variety of non-bank or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers three separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares and Class S Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $25,000. The minimum initial investment in any share class may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share.

Subject to certain conditions, Shareholders may exchange shares from one class to another for an equivalent NAV amount of that share class.

The following table summarizes the capital share transactions for the six months ended June 30, 2026 and the period ended December 31, 2025:

	For the Six Months Ended June 30, 2026 (unaudited)		For the Period Ended December 31, 2025
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	25,127,898	$254,196,240	20,894,126	$212,550,879
Issuance of shares in connection with
portfolio acquisition (Note 16)	—	—	61,816,805	623,460,822
Reinvestment of distributions	1,140,402	11,415,427	4,071,736	40,980,591
Repurchase of shares	(5,426,180)	(55,413,114)	(2,188,251)	(22,431,185)
Exchange of shares	—	—	—	—
Net increase (decrease)	20,842,120	$210,198,553	84,594,416	$854,561,107
Class D
Proceeds from shares issued	991	$10,000	59	$600
Reinvestment of distributions	51	512	101	1,017
Repurchase of shares	—	—	(63)	(642)
Exchange of shares	—	—	—	—
Net increase (decrease)	1,042	$10,512	97	$975
Class S
Proceeds from shares issued	15,898	$162,108	—	$—
Reinvestment of distributions	130	1,301	182	1,838
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	3,406	34,435
Net increase (decrease)	16,028	163,409	3,588	$36,273
Class T1
Proceeds from shares issued	—	$—	—	$—
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	—	—	(3,406)	(34,435)
Net increase (decrease)	—	$—	$(3,406)	$(34,435)
[1]	On January 17, 2025, the Fund converted Class T shares into Class S shares and ceased offering Class T Shares.

The Fund conducts quarterly offers to repurchase between 5.00% and 25.00% of its outstanding Shares at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed in Note 1). No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund will repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. In connection with any given quarterly repurchase offer, the Fund currently intends to repurchase up to 5.00% of its outstanding Shares.

Rule 23c-3(b)(5) of the 1940 Act permits the Fund to repurchase up to an additional 2.00% of its outstanding Shares beyond the stated repurchase offer amount in the event that Shareholder repurchase requests exceed the offer. During the periods presented, repurchase requests were below the applicable offer amounts. Therefore, the Fund did not exercise the available option to repurchase additional Shares beyond the stated offer amount. As a result, all repurchase requests were fulfilled in full, and no pro rata reductions were necessary.

The following table summarizes the Fund’s repurchase activity:

	Repurchase Offer Amount	Shares Submitted for Repurchase
Repurchase Request Deadline	(Shares)	(all classes)
March 14, 2025	3,898,769	244,398
June 16, 2025	4,417,984	1,537,818
September 15, 2025	4,674,625	149,848
December 15, 2025	4,921,706	256,250
March 16, 2026	5,265,579	3,303,875
June 16, 2026	6,132,239	2,122,305

Security Dividends [Text Block]	The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares and Class S Shares by an investor is $25,000. The minimum initial investment in any share class may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares may be charged a sales load up to a maximum of 3.50%
Outstanding Securities [Table Text Block]
Assets
Non-controlled/non-affiliated investments, at fair value (cost $1,527,909,103)	$1,526,982,039
Cash and restricted cash	47,068,456
Cash denominated in foreign currency (cost $28,941)	28,944
Receivable from unsettled transactions	13,274,269
Dividend and interest receivable	3,193,347
Receivable for Fund shares sold	1,474,283
Unrealized appreciation on forward foreign currency exchange contracts	175,759
Prepaid expenses	119,767
Total Assets	1,592,316,864

Liabilities
Revolving credit facilities	336,288,385
Less deferred debt issuance costs	(3,299,192)
Revolving credit facilities less deferred debt issuance costs	332,989,193
Revolving credit facilities interest and fees payable	4,007,497
Incentive fees payable	3,540,889
Management fees payable	1,191,216
Administration fees payable	144,936
Professional fees payable	72,728
Trustees’ fees payable	39,345
Transfer agent fees payable	36,867
Due to Adviser	15,132
Other accrued expenses	740,327
Total Liabilities	342,778,130
Commitments and contingencies (see Note 10)
Net Assets	$1,249,538,734

Components of Net Assets:
Paid-in capital	$1,233,842,848
Total distributable earnings (accumulated loss)	15,695,886
Net Assets	$1,249,538,734
Class I
Net Assets	$1,249,305,683
Outstanding shares (unlimited number of shares authorized)	122,181,095
Net Asset Value Per Share	$10.23

Class D
Net Assets	$22,283
Outstanding shares (unlimited number of shares authorized)	2,180
Net Asset Value Per Share	$10.22

Class S:
Net Assets	$210,768
Outstanding shares (unlimited number of shares authorized)	20,657
Net Asset Value Per Share	$10.20

Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 336,288	$ 337,288	$ 49,000
Senior Securities Coverage per Unit	$ 1,000	$ 1,000	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.23
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I
Outstanding Security, Held [Shares]	122,181,095
Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 336,288	$ 337,288	$ 49,000
Senior Securities Coverage per Unit	$ 1,000	$ 1,000	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.22
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D
Outstanding Security, Held [Shares]	2,180
Class S Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 336,288	$ 337,288	$ 49,000
Senior Securities Coverage per Unit	$ 1,000	$ 1,000	$ 1,000	[2]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.2
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S
Outstanding Security, Held [Shares]	20,657

[1]	The Fund commenced operations on June 3, 2024. See Note 1 in the accompanying notes to consolidated financial statements.
[2]	Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.